Offerings	May 13, 2026 USD ($) share
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Employee Stock Purchase PlanCommon Stock, $0.01 par value per share
Amount Registered | share	9,000,000
Proposed Maximum Offering Price per Unit	97.41
Maximum Aggregate Offering Price	$ 876,690,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 121,070.89
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock which become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(2) Represents 9,000,000 shares of common stock reserved for issuance under the 2026 Employee Stock Purchase Plan (the “2026 Plan”).

(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, and based on 85% of $114.59, the average of the high and low sales prices of the registrant’s common stock, as quoted on the Nasdaq Global Select Market, on May 7, 2026, which is a date within five business days prior to the filing of this registration statement. Pursuant to the 2026 Plan, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the fair market value of a share of common stock on the first trading day of the applicable offering period or on the exercise date of the applicable offering period, whichever is less.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Second Amended and Restated 2013 Stock Incentive Plan, as amendedCommon Stock, $0.01 par value per share
Amount Registered | share	8,000,000
Proposed Maximum Offering Price per Unit	114.59
Maximum Aggregate Offering Price	$ 916,720,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 126,599.03
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock which become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.
(4) Represents 8,000,000 shares of common stock that were added to the shares authorized for issuance under the Second Amended and Restated 2013 Stock Incentive Plan, as amended.

(5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, and based on $114.59, the average of the high and low sales prices of the registrant’s common stock, as quoted on the Nasdaq Global Select Market, on May 7, 2026, which is a date within five business days prior to the filing of this registration statement.